Guggenheim Funds Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated November 20, 2017
to the currently effective Statutory Prospectus (the “Prospectus”), as may be supplemented from time to time, for the R6 share class of Guggenheim Investment Grade Bond Fund, Guggenheim Limited Duration Fund and Guggenheim Total Return Bond Fund (the “Funds”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
At a meeting held on November 14-15, 2017, the Board of Trustees of Guggenheim Funds Trust (the “Board”) approved a reduction in the advisory fee paid by the Funds effective November 20, 2017 from 0.50% (subject to a 0.05% reduction on assets over $5 billion) to 0.39% (at all asset levels) for Guggenheim Investment Grade Bond Fund and Guggenheim Total Return Bond Fund and from 0.45% to 0.39% for Guggenheim Limited Duration Fund. The Board also approved reductions in the expense limitations for Class R6 shares Guggenheim Investment Grade Bond Fund and Guggenheim Limited Duration Fund, effective as of the same date. Accordingly, the following changes to the Prospectus are effective as of November 20, 2017.
The Guggenheim Investment Grade Bond Fund's Annual Fund Operating Expenses table in the section of the Prospectus entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced as follows:

Class R6
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.39%
Distribution and Service (12b-1) Fees	None
Other Expenses[2]	0.26%
Interest and Other Related Expenses	0.01%
Remaining Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.65%
Fee Waiver (and/or expense reimbursement)[3]	-0.14%
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	0.51%

[1]	Restated to reflect current management fees.

[2]	Other expenses are based on estimated expenses for the current fiscal year.

[3]
Security Investors, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for Class R6 shares to 0.50%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.

The Guggenheim Investment Grade Bond Fund's expense example in the section of the Prospectus entitled “Example” is deleted in its entirety and replaced as follows:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs (whether or not you redeem your shares at the end of the given period) would be:

R6

1 Year	$52
3 Years	179
5 Years	334
10 Years	783

The Guggenheim Limited Duration Fund's Annual Fund Operating Expenses table in the section of the Prospectus entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced as follows:

Class R6
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.39%
Distribution and Service (12b-1) Fees	None
Other Expenses[2]	0.22%
Interest and Other Related Expenses	0.02%
Remaining Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver (and/or expense reimbursement)[3,4]	-0.08%
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	0.53%

[1]	Restated to reflect current management fees.

[2]	Other expenses are based on estimated expenses for the current fiscal year.

[3]
Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for Class R6 shares to 0.50%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.

[4]
The Investment Manager has contractually agreed through February 1, 2019, to waive the amount of the Fund’s management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees.

The Guggenheim Limited Duration Fund's expense example in the section of the Prospectus entitled “Example” is deleted in its entirety and replaced as follows:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs (whether or not you redeem your shares at the end of the given period) would be:

R6

1 Year	$54
3 Years	179
5 Years	324
10 Years	746

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
The Guggenheim Total Return Bond Fund's Annual Fund Operating Expenses table in the section of the Prospectus entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced as follows:

Class R6
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.39%
Distribution and Service (12b-1) Fees	None
Other Expenses[2]	0.29%
Interest and Other Related Expenses	0.08%
Remaining Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.68%
Fee Waiver (and/or expense reimbursement)[3,4]	-0.09%
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	0.59%

[1]	Restated to reflect current management fees.

[2]	Other expenses are based on estimated expenses for the current fiscal year.

[3]
Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for Class R6 shares to 0.50%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.

[4]
The Investment Manager has contractually agreed through February 1, 2019, to waive the amount of the Fund’s management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees.

The Total Return Bond Fund's expense example in the section of the Prospectus entitled “Example” is deleted in its entirety and replaced as follows:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

R6

1 Year	$60
3 Years	199
5 Years	360
10 Years	829
The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
The reference to the Guggenheim Investment Grade Bond Fund’s expense limitation for Class R6 shares in the “Investment Manager—Management Fees” section of the Prospectus is hereby changed to 0.50% of the Fund’s average daily net assets.

Any other references in the Prospectus to the Funds’ advisory fee and expense limitations are updated accordingly.
Please Retain This Supplement for Future Reference

R6-COMBO-SUP4-1117x0118